Basis of Presentation and General Information, Robin Subsidiaries (Details) - t		12 Months Ended
	Apr. 14, 2025	Dec. 31, 2024
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Handysize
DWT	36,718
Year built	2006
Delivery date to vessel owning company	May 31, 2021
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Mimosa
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021